Employee benefit plans - Combined Data for Defined Benefit Pension and Post Retirement Healthcare Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pensions | United States
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.47%	5.72%
Cash balance interest crediting rate	4.71%	4.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (3,371)	$ (3,602)
Service cost	0	0	$ 0
Interest cost	(185)	(182)	(190)
Amendments, curtailments and settlements	0	0
Actuarial (loss) gain	(75)	178
Benefits paid	230	235
Benefit obligation at end of period	(3,401)	(3,371)	(3,602)
Change in fair value of plan assets
Fair value at beginning of period	5,046	5,089
Actual return on plan assets	536	179
Employer contributions	12	13
Amendments, curtailments and settlements	0	0
Benefit payments	(230)	(235)
Fair value at end of period	5,364	5,046	5,089
Funded status at end of period	1,963	1,675
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	1,506	1,637
Prior service cost (credit)	0	0
Total (before tax effects)	$ 1,506	$ 1,637
Pensions | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.50%	5.15%
Rate of compensation increase	4.35%	3.83%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (769)	$ (889)
Service cost	(11)	(11)	(10)
Interest cost	(41)	(39)	(36)
Amendments, curtailments and settlements	(39)	0
Actuarial (loss) gain	27	111
Benefits paid	27	31
Foreign exchange adjustment	(62)	28
Benefit obligation at end of period	(868)	(769)	(889)
Change in fair value of plan assets
Fair value at beginning of period	971	1,052
Actual return on plan assets	27	(29)
Employer contributions	8	9
Amendments, curtailments and settlements	(2)	0
Benefit payments	(27)	(31)
Foreign exchange adjustments	85	(30)
Fair value at end of period	1,062	971	1,052
Funded status at end of period	194	202
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	272	245
Prior service cost (credit)	41	(1)
Total (before tax effects)	$ 313	$ 244
Healthcare Benefits
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.47%	5.72%
Rate of compensation increase	0.85%	3.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (94)	$ (94)
Service cost	0	0	(1)
Interest cost	(6)	(5)	(5)
Amendments, curtailments and settlements	0	0
Actuarial (loss) gain	(9)	1
Benefits paid	5	4
Foreign exchange adjustment	0	0
Benefit obligation at end of period	(104)	(94)	(94)
Change in fair value of plan assets
Fair value at beginning of period	151	135
Actual return on plan assets	15	16
Employer contributions	5	4
Amendments, curtailments and settlements	0	0
Benefit payments	(5)	(4)
Foreign exchange adjustments	0	0
Fair value at end of period	166	151	$ 135
Funded status at end of period	62	57
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net loss	31	31
Prior service cost (credit)	0	0
Total (before tax effects)	$ 31	$ 31